18. INVESTMENTS (Details 5)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Amazonia [Member]
Disclosure of detailed information about investment property [line items]
Direct stake	74.50%		74.50%
Indirect stake	5.76%		12.46%
Renova [Member]
Disclosure of detailed information about investment property [line items]
Direct stake	36.23%	[1]	36.23%	[2]
Indirect stake		[1]	8.39%	[2]
Lightger [Member]
Disclosure of detailed information about investment property [line items]
Direct stake	49.00%		49.00%
Indirect stake	11.52%		24.92%
Guanhaes [Member]
Disclosure of detailed information about investment property [line items]
Direct stake	49.00%		49.00%
Indirect stake	11.52%		24.92%
Axxion [Member]
Disclosure of detailed information about investment property [line items]
Direct stake	49.00%		49.00%
Indirect stake	11.52%		24.92%
UHE Itaocara [Member]
Disclosure of detailed information about investment property [line items]
Direct stake	49.00%		49.00%
Indirect stake	11.52%		24.92%
Light [Member]
Disclosure of detailed information about investment property [line items]
Direct stake	22.58%		26.06%
Indirect stake			22.80%

[1]	On October 15, 2019, Light sold the totality of its shares in the jointly-controlled entity Renova to CG I Fundo de Investimento em Participacoes. Further details as follows.
[2]	Bank Financial Notes (Letras Financeiras, or LFs) are fixed- rate fixed-income securities, issued by banks and that accrued interest a percentage of the CDI rate published by Cetip. The LFs had remuneration rates varying between 101.95% and 113% of the CDI rate in 2019 (102% and 111.25% in 2018 and 102.01% to 112% in 2017).